Quarterly Holdings Report
for
Fidelity® SAI Sustainable U.S. Equity Fund
August 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EFS-NPRT1-1024
1.9904865.102
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Entertainment - 3.0%
Netflix, Inc. (a)	1,975	1,385,166
The Walt Disney Co.	33,228	3,003,147
		4,388,313
Interactive Media & Services - 3.3%
Alphabet, Inc. Class A	29,684	4,849,772
Media - 1.7%
Comcast Corp. Class A	35,599	1,408,652
TEGNA, Inc.	73,361	1,018,251
		2,426,903
TOTAL COMMUNICATION SERVICES		11,664,988
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 1.0%
Tesla, Inc. (a)	6,675	1,429,184
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	31,795	5,675,408
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	7,686	1,688,153
Starbucks Corp.	10,511	994,025
		2,682,178
Household Durables - 1.4%
PulteGroup, Inc.	5,704	750,932
Taylor Morrison Home Corp. (a)	20,599	1,386,931
		2,137,863
Specialty Retail - 1.8%
Lowe's Companies, Inc.	10,537	2,618,445
TOTAL CONSUMER DISCRETIONARY		14,543,078
CONSUMER STAPLES - 4.8%
Food Products - 1.0%
Danone SA	21,424	1,488,689
Household Products - 2.9%
Procter & Gamble Co.	24,436	4,191,751
Personal Care Products - 0.9%
Estee Lauder Companies, Inc. Class A	14,534	1,332,186
TOTAL CONSUMER STAPLES		7,012,626
ENERGY - 3.9%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	67,978	2,390,786
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	7,848	1,453,920
Equinor ASA	71,821	1,927,143
		3,381,063
TOTAL ENERGY		5,771,849
FINANCIALS - 11.9%
Banks - 1.4%
Bank of America Corp.	23,180	944,585
Citigroup, Inc.	17,817	1,116,057
		2,060,642
Capital Markets - 4.8%
BlackRock, Inc.	2,819	2,542,202
Moody's Corp.	7,838	3,822,906
Northern Trust Corp.	7,236	659,996
		7,025,104
Consumer Finance - 2.7%
American Express Co.	11,746	3,038,103
Discover Financial Services	6,373	883,999
		3,922,102
Financial Services - 2.5%
Essent Group Ltd.	11,725	753,800
MasterCard, Inc. Class A	6,144	2,969,641
		3,723,441
Insurance - 0.5%
Hartford Financial Services Group, Inc.	6,532	758,365
TOTAL FINANCIALS		17,489,654
HEALTH CARE - 12.3%
Biotechnology - 2.3%
Exact Sciences Corp. (a)	16,165	997,219
Gilead Sciences, Inc.	24,040	1,899,160
Moderna, Inc. (a)	6,249	483,673
		3,380,052
Health Care Providers & Services - 4.5%
BrightSpring Health Services, Inc.	120,978	1,518,274
Centene Corp. (a)	19,285	1,520,237
Cigna Group	9,724	3,518,240
		6,556,751
Life Sciences Tools & Services - 2.4%
Danaher Corp.	7,509	2,022,249
ICON PLC (a)	4,471	1,439,930
		3,462,179
Pharmaceuticals - 3.1%
Merck & Co., Inc.	30,460	3,607,987
Zoetis, Inc. Class A	5,581	1,024,058
		4,632,045
TOTAL HEALTH CARE		18,031,027
INDUSTRIALS - 10.2%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	8,895	1,143,452
Building Products - 1.1%
Johnson Controls International PLC	21,353	1,555,566
Commercial Services & Supplies - 1.3%
Veralto Corp.	16,890	1,898,943
Electrical Equipment - 3.6%
Acuity Brands, Inc.	7,598	1,935,211
Generac Holdings, Inc. (a)	5,140	804,564
Prysmian SpA	17,742	1,243,401
Regal Rexnord Corp.	7,322	1,228,705
		5,211,881
Machinery - 2.1%
Deere & Co.	3,663	1,412,966
Ingersoll Rand, Inc.	11,157	1,020,308
Timken Co.	8,492	717,829
		3,151,103
Professional Services - 1.3%
KBR, Inc.	15,919	1,104,142
ManpowerGroup, Inc.	11,560	854,515
		1,958,657
TOTAL INDUSTRIALS		14,919,602
INFORMATION TECHNOLOGY - 29.1%
Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	4,730	1,067,277
IT Services - 1.9%
Accenture PLC Class A	8,015	2,740,729
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	4,769	708,483
First Solar, Inc. (a)	4,221	959,729
NVIDIA Corp.	72,715	8,679,990
NXP Semiconductors NV	2,847	729,857
ON Semiconductor Corp. (a)	33,613	2,617,444
		13,695,503
Software - 9.2%
Gen Digital, Inc.	33,555	887,865
Intuit, Inc.	1,756	1,106,737
Microsoft Corp.	20,595	8,590,998
Salesforce, Inc.	11,433	2,891,406
		13,477,006
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	46,360	10,616,437
Dell Technologies, Inc. Class C	8,765	1,012,708
		11,629,145
TOTAL INFORMATION TECHNOLOGY		42,609,660
MATERIALS - 4.3%
Chemicals - 2.0%
Linde PLC	6,206	2,968,020
Containers & Packaging - 2.3%
Avery Dennison Corp.	8,557	1,898,370
Crown Holdings, Inc.	15,794	1,427,936
		3,326,306
TOTAL MATERIALS		6,294,326
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Prologis, Inc.	16,181	2,068,255
Public Storage Operating Co.	3,330	1,144,588
		3,212,843
UTILITIES - 1.8%
Electric Utilities - 1.3%
NextEra Energy, Inc.	23,128	1,862,035
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class C	28,489	825,041
TOTAL UTILITIES		2,687,076
TOTAL COMMON STOCKS (Cost $127,163,472)		144,236,729

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $2,693,171)	2,692,632	2,693,171

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $129,856,643)	146,929,900
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(366,507)
NET ASSETS - 100.0%	146,563,393

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,594,563	23,422,917	22,324,453	32,670	144	-	2,693,171	0.0%
Total	1,594,563	23,422,917	22,324,453	32,670	144	-	2,693,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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